Preferred and Common Shares and Additional Paid-in Capital (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 24, 2021	Jun. 30, 2020
Payments of Dividends	$ 30,672		$ 4,804
Common Stock, Dividends, Per Share, Cash Paid	$ 0.30		$ 0.05
Secondary Offering [Member] | Oaktree Capital Management L.P. [Member]
Number of shares sold		2,382,775
Price per share, sold		$ 22.00
Secondary offering expenses		$ 110
Common Stock [Member]
Treasury Stock, Shares, Retired	6,971
Eneti Warrant [Member]
Number of shares issued as part of the consideration	3,000,000
Star Marilena, Star Bueno and Star Borneo [Member]
Number of shares issued as part of the consideration	2,100,000